Financial Instruments - Schedule of Net Debt to Equity Ratio (Detail) € in Thousands		12 Months Ended
		Dec. 31, 2018 EUR (€)		Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€)		Dec. 31, 2015 EUR (€)
Capital management [abstract]
Total liabilities		€ 1,629,134		€ 1,112,410	[1]	€ 941,179	[1]	€ 753,030
Less: cash and cash equivalents	[2]	(186,090)		(38,484)	[1]	(115,893)	[1]	(53,686)
Net debt		1,443,044		1,073,926	[1]	825,286	[1]
Equity
Shareholders' equity	[1]	€ 633,420	[2]	€ 589,661		€ 541,486		€ 499,034
Ratio of Total liabilities minus Cash and cash equivalents, divided by Shareholders' equity:		2.28		1.82	[1]	1.52	[1]

[1]	Certain figures as of December 31, 2017 and 2016 have been corrected compared to those previously reported. For further information on these corrections, see Notes 2 and 28 of these 2018 consolidated financial statements.
[2]	The accompanying notes form an integral part of these consolidated financial statements.